Significant transactions (Details) € in Millions													1 Months Ended	12 Months Ended
	Nov. 23, 2019 USD ($)	Nov. 11, 2019 USD ($)	Nov. 11, 2019 EUR (€)	May 08, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 08, 2019 USD ($)	Dec. 21, 2018 USD ($)	Sep. 06, 2018 USD ($)	May 15, 2018 USD ($)	Mar. 27, 2018 USD ($)	Jan. 22, 2018 USD ($)	Jan. 20, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SFr / shares	Nov. 11, 2019 EUR (€)	Apr. 09, 2019 USD ($)	Mar. 06, 2019 USD ($)	Apr. 06, 2018 USD ($)	Oct. 30, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)														$ 4,124,000,000	$ 13,946,000,000	$ 999,000,000
Profit (loss) from discontinued operations														4,590,000,000	(186,000,000)	204,000,000
Par value per share | SFr / shares																	SFr 0.50
Deferred tax liability (asset)															(1,224,000,000)	(3,061,000,000)
Intangible assets other than goodwill														28,787,000,000	38,719,000,000
Revenue from sale of goods														47,498,000,000	44,833,000,000	42,381,000,000
Borrowings														22,355,000,000	25,660,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net						$ 4,691,000,000								4,691,000,000
Alcon [member]
Disclosure of detailed information about business combination [line items]
Decrease of distribution liability						$ 3,000,000,000
Percentage of equity interest shares received						4.70%
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill														2,939,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill								$ 200,000,000
Impairment loss								200,000,000
Consideration transferred, divestment-date fair value								800,000,000
Carrying value of the divested business								$ 1,000,000,000
Number of products in portfolio to be sold								300
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill								$ 200,000,000
Impairment loss								200,000,000
Consideration transferred, divestment-date fair value								800,000,000
Carrying value of the divested business								$ 1,000,000,000
Number of products in portfolio to be sold								300
Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents											$ (3,900,000,000)
Identifiable assets acquired (liabilities assumed)											1,900,000,000
Additional recognition, goodwill											2,000,000,000
Revenue of acquiree since acquisition date											400,000,000
Revenue of acquiree full year											$ 400,000,000
Percentage of Share capital in tender offer																						100.00%
Cash offer per ordinary share																						$ 41
Cash offer per ADS																						$ 82
Number of ordinary share per ADS																						2
Value of equity																						$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer											97.00%
Deferred tax liability (asset)											$ 600,000,000
Intangible assets other than goodwill											$ 2,500,000,000
Total percentage of share capital tendered after the subsequent offering period of the tender offer											98.70%
Percentage of share capital tendered at the subsequent offering period of the tender offer											1.80%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer											$ 60,000,000
Proportion of ownership interest in subsidiary											99.20%
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ (336,000,000)	€ (300)
Contingent liabilities recognised as of acquisition date		$ 112,000,000																€ 100
The Medicines Company
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ (9,700,000,000)
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Cash offer per ordinary share	$ 85
AveXis, Inc.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents									$ (8,700,000,000)
Identifiable assets acquired (liabilities assumed)									7,200,000,000
Additional recognition, goodwill									1,500,000,000
Cash offer per ordinary share																					$ 218
Percentage of share capital tendered at the expiration of the tender offer																					100.00%
Other net assets									300,000,000
Deferred tax liability (asset)									1,600,000,000
Intangible assets other than goodwill									$ 8,500,000,000
Endocyte
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 2,100,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents							(2,100,000,000)
Identifiable assets acquired (liabilities assumed)							1,500,000,000
Additional recognition, goodwill							600,000,000
Cash offer per ordinary share							24
Other net assets							300,000,000
Deferred tax liability (asset)							300,000,000
Intangible assets other than goodwill							$ 1,500,000,000
GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Divested interest in associate										36.50%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations										$ 12,994,000,000
Pre tax profit (loss) from divestment of business										$ 5,800,000,000
Takeda Pharmaceutical Company Limited | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 3,700,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents				(3,500,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment				(3,400,000,000)
Contingent liabilities recognised as of acquisition date				200,000,000
Identifiable assets acquired (liabilities assumed)				3,600,000,000
Additional recognition, goodwill				100,000,000
Revenue of acquiree since acquisition date				200,000,000
Revenue of acquiree full year				300,000,000
Intangible assets other than goodwill				3,600,000,000
Potential milestone maximum payments				1,900,000,000
Customary purchase price adjustment				$ 100,000,000
IFM Tre, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 361,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents					(285,000,000)
Contingent liabilities recognised as of acquisition date					76,000,000
Identifiable assets acquired (liabilities assumed)					355,000,000
Additional recognition, goodwill					$ 39,000,000
Divested interest in associate					9.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date					$ 33,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination					$ 14,000,000
Percentage of voting equity interests acquired					91.00%
Continuing operations
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)															13,660,000,000	874,000,000
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations														4,590,000,000	(186,000,000)	204,000,000
Deferred tax liability (asset)															(858,000,000)
Intangible assets other than goodwill						$ 11,121,000,000
Revenue from sale of goods														1,809,000,000	$ 7,153,000,000	$ 6,774,000,000
Dividend in kind distribution liability						(23,434,000,000)
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed						3,409,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net														$ 4,691,000,000
Discontinued operations | Alcon [member]
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances						$ 3,100,000,000
Other borrowings																				$ 3,200,000,000
Dividend in kind distribution liability													$ 26,400,000,000
Borrowings																				3,500,000,000
Net assets liabilities													23,100,000,000
Financial assets, at fair value																			$ 1,300,000,000
Additional borrowings																				300,000,000
Discontinued operations | Alcon [member] | Borrowings, USD [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																				2,800,000,000
Discontinued operations | Alcon [member] | Borrowings, EUR [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																				$ 400,000,000
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value													424,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents													(289,000,000)
Contingent liabilities recognised as of acquisition date													135,000,000
Identifiable assets acquired (liabilities assumed)													418,000,000
Additional recognition, goodwill													6,000,000
Other net assets													6,000,000
Deferred tax liability (asset)													93,000,000
Intangible assets other than goodwill													$ 505,000,000
Subsidiaries [member] | Ziarco Group Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 420,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents												(325,000,000)
Contingent liabilities recognised as of acquisition date												95,000,000
Identifiable assets acquired (liabilities assumed)												395,000,000
Additional recognition, goodwill												25,000,000
Subsidiaries [member] | Encore Vision, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												456,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents												(366,000,000)
Contingent liabilities recognised as of acquisition date												90,000,000
Identifiable assets acquired (liabilities assumed)												389,000,000
Additional recognition, goodwill												$ 67,000,000